Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (89,436)	$ 9,523	$ 34,533	$ 33,940
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation	12,932	10,510	20,149	16,319
Amortization of Intangibles	9,424	9,424	18,847	18,847
Amortization of debt financing fees	247	228	457	2,526
Loss (gain) on disposal of assets	28	(5)	1,116	2,227
Provision for losses on accounts receivable	465	1,297	2,227	65
Unrealized foreign exchange losses (gains) for forward contracts	1,730	178	84	(1,069)
Deferred taxes	(10,462)	(2,157)	(6,496)	(8,838)
Stock-based compensation expense	5,771
Changes in operating assets and liabilities:
Accounts receivables	(41,195)	(22,007)	(32,006)	(13,046)
Other receivables, prepaid expenses, and other current assets	(4,398)	(430)	(3,768)	(3,702)
Other noncurrent assets	(415)	(343)	(67)	(457)
Accounts payable and accrued liabilities	5,537	7,976	13,535	(2,060)
Accrued payroll and employee-related liabilities	150,543	4,003	6,669	2,593
Income tax payable	3,304	2,896	1,381	(3,652)
Deferred revenue	1,100	970	2,603	(184)
Deferred rent	502	540	(391)	280
Net cash provided by operating activities	45,677	22,603	58,873	43,789
Cash flows from investing activities:
Purchase of property and equipment	(23,453)	(18,815)	(28,883)	(20,045)
Net cash used in investing activities	(23,453)	(18,815)	(28,883)	(20,045)
Cash flows from financing activities:
Proceeds from borrowing, Revolving credit facility		39,878	39,878
Proceeds from long-term debt				210,000
Settlement of 2018 Credit Agreement				(84,575)
Payment of loan fees				(2,285)
Payments on long-term debt	(2,625)	(525)	(2,888)	(950)
Payments for debt financing fees	(340)
Issuance of common stock, net of underwriters' fees	120,698
Distribution of dividends	(50,000)			(135,000)
Net cash provided by (used in) financing activities	67,733	39,353	36,990	(12,810)
Increase in cash and cash equivalents	89,957	43,141	66,980	10,934
Effect of exchange rate changes on cash	(1,758)	1,429	3,207	1,326
Cash and cash equivalents at beginning of period	107,728	37,541	37,541	25,281
Cash and cash equivalents at end of period	$ 195,927	$ 82,111	107,728	37,541
Supplemental Cash Flow Information
Cash paid for interest expense			6,957	6,820
Cash paid for income taxes			15,519	7,998
Noncash operating, investing and financing activities:
Accrued capital expenditures			$ 10,953	$ 9,987